Note 42 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income and Expenses
Change in inventories	€ (886)	€ (617)	€ (678)
Of which: Real estate companies Expenses	(816)	(511)	(594)
Rest of other operating expenses	(1,337)	(1,511)	(1,607)
Total Other operating expenses (Income Statement)	€ (2,223)	€ (2,128)	€ (2,285)